Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
8.	INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	December 31, 2020	December 31, 2019
Trademark and license	11,755	$11,030
Software	43,780	41,082
Less: accumulated amortization	(20,562)	(14,789)
	$34,973	$37,323

For the years ended December 31, 2020 and 2019 and 2018, amortization expense totaled $4,544, $6,234 and $5,123, respectively.